LINES OF CREDIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balances Outstanding Under Lines of Credit and Other Short-Term Debt Facilities

	Balance Outstanding as of
Facility	June 30, 2012	December 31, 2011
ABN AMRO Bank, revolving line of credit	$—	$34,732
IFN Finance, working capital line	279,128	372,422
Wells Fargo, revolving line of credit	27,896,338	33,820,134

	$28,175,466	$34,227,288

The Company and its subsidiaries had the following balances outstanding under lines of credit and other short-term debt facilities:

	Balance Outstanding as of December 31,
Facility	2011	2010

ABN AMRO Bank, revolving line of credit	$34,732	$226,421

IFN Finance, working capital line	372,422	1,157,406

Wells Fargo, revolving line of credit	33,820,134	4,691,852

	$34,227,288	$6,075,679